Employee benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
One-percentage-point change in assumed health care cost trend rates
1-percentage-point increase in total of service and interest cost	$ 1
1-percentage-point decrease in total of service and interest cost	(1)
1-percentage-point increase in postretirement benefit obligation	22
1-percentage-point decrease in postretirement benefit obligation	(19)
Defined pension benefits
Net periodic benefit cost:
Service cost	242	210	154
Interest cost	402	389	432
Expected return on plan assets	(507)	(422)	(384)
Amortization of prior service cost	44	26	13
Amortization of net actuarial loss	52	71	71
Curtailments, settlements and special termination benefits	3	8	2
Net periodic benefit cost	236	282	288
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	82
Estimated net prior service (cost) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	40
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.91%	4.29%
Rate of compensation increase (as a percent)	1.62%	2.05%
Pension increase assumption (as a percent)	0.97%	1.06%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	4.29%	4.66%	5.63%
Expected long-term rate of return on plan assets (as a percent)	5.45%	5.44%	5.47%
Rate of compensation increase (as a percent)	2.05%	2.13%	2.22%
Other postretirement benefits
Net periodic benefit cost:
Service cost	2	2	2
Interest cost	12	12	13
Amortization of transition liability	1	1	1
Amortization of prior service cost	(9)	(9)	(11)
Amortization of net actuarial loss	3	5	6
Curtailments, settlements and special termination benefits			(8)
Net periodic benefit cost	9	11	3
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	5
Estimated net prior service (cost) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ (9)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	4.07%	5.03%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	5.03%	5.54%	6.30%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	8.84%	7.93%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2017